iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 20.3%
AeroVironment, Inc.
(a)(b)
..................... 8,841 $ 1,320,580
ATI, Inc.
(a)
.............................. 31,619 5,926,665
Axon Enterprise, Inc.
(a)
..................... 18,000 9,499,680
Boeing Co. (The)
(a)
........................ 177,363 38,335,239
BWX Technologies, Inc. .................... 21,338 3,599,721
Curtiss-Wright Corp. ....................... 8,610 6,233,640
FTAI Aviation Ltd. ......................... 23,713 4,884,878
General Dynamics Corp. .................... 59,708 22,893,241
General Electric Co. ....................... 240,998 86,776,150
HEICO Corp. ........................... 9,950 3,545,782
HEICO Corp., Class A ...................... 17,574 4,521,439
Honeywell Aerospace, Inc.
(a)
................. 74,045 15,308,063
Howmet Aerospace, Inc. .................... 92,883 26,217,156
Huntington Ingalls Industries, Inc. .............. 9,156 2,988,976
Karman Holdings, Inc.
(a)(b)
................... 15,879 764,574
Kratos Defense & Security Solutions, Inc.
(a)
....... 43,311 2,018,293
L3Harris Technologies, Inc. .................. 43,408 12,026,621
Leonardo DRS, Inc. ....................... 17,783 818,907
Loar Holdings, Inc.
(a)(b)
...................... 10,213 699,080
Lockheed Martin Corp. ..................... 47,396 27,619,545
Northrop Grumman Corp. ................... 31,171 16,909,644
Rocket Lab Corp.
(a)
....................... 125,392 8,144,210
RTX Corp. ............................. 314,733 67,736,836
StandardAero, Inc.
(a)
....................... 53,636 1,572,071
Textron, Inc. ............................ 40,382 3,442,969
TransDigm Group, Inc. ..................... 13,049 16,368,405
Woodward, Inc. .......................... 13,871 5,003,963
395,176,328
a
Air Freight & Logistics  — 2.3%
CH Robinson Worldwide, Inc. ................ 27,407 4,048,836
Expeditors International of Washington, Inc. ....... 30,874 5,183,436
FedEx Corp. ............................ 51,052 15,693,385
GXO Logistics, Inc.
(a)
...................... 26,727 1,340,626
United Parcel Service, Inc., Class B ............ 174,258 18,161,169
44,427,452
a
Building Products  — 4.5%
A O Smith Corp. ......................... 25,933 1,559,351
AAON, Inc. ............................. 15,980 1,423,179
Advanced Drainage Systems, Inc. ............. 16,937 2,345,436
Allegion PLC ............................ 19,893 3,131,158
Armstrong World Industries, Inc. ............... 9,808 1,713,065
Builders FirstSource, Inc.
(a)
.................. 24,575 1,632,763
Carlisle Companies, Inc. .................... 9,352 3,365,972
Carrier Global Corp. ....................... 182,196 11,261,535
Fortune Brands Innovations, Inc. .............. 26,909 1,325,537
Hayward Holdings, Inc.
(a)
.................... 49,088 742,701
Johnson Controls International PLC ............ 142,832 20,947,741
Lennox International, Inc. ................... 7,350 3,056,718
Louisiana-Pacific Corp. ..................... 14,720 1,066,170
Masco Corp. ............................ 47,072 3,364,707
Modine Manufacturing Co.
(a)
................. 12,140 2,440,868
Owens Corning .......................... 18,636 2,588,540
Simpson Manufacturing Co., Inc. .............. 9,648 1,811,316
Trane Technologies PLC .................... 51,546 23,450,853
Trex Co., Inc.
(a)
.......................... 23,931 1,037,648
88,265,258
a
Chemicals  — 1.8%
Axalta Coating Systems Ltd.
(a)
................ 49,543 1,774,135
Dow, Inc. .............................. 167,921 5,086,327
PPG Industries, Inc. ....................... 52,117 5,759,971
Security Shares Value
a
Chemicals (continued)
RPM International, Inc. ..................... 29,465 $ 3,154,817
Sherwin-Williams Co. (The) .................. 54,040 18,419,534
34,194,784
a
Commercial Services & Supplies  — 1.3%
Cintas Corp. ............................ 79,563 16,280,977
MSA Safety, Inc. ......................... 8,437 1,605,308
Tetra Tech, Inc. .......................... 60,955 2,021,268
Veralto Corp. ............................ 57,185 5,385,111
25,292,664
a
Construction & Engineering  — 3.5%
AECOM ............................... 30,202 2,186,323
API Group Corp.
(a)
........................ 88,972 3,530,409
Comfort Systems USA, Inc. .................. 8,127 14,057,191
Dycom Industries, Inc.
(a)
.................... 6,931 2,779,816
EMCOR Group, Inc. ....................... 10,321 8,230,275
Everus Construction Group, Inc.
(a)
.............. 11,822 1,482,834
IES Holdings, Inc.
(a)
....................... 2,045 1,522,584
MasTec, Inc.
(a)
........................... 14,445 3,800,480
Primoris Services Corp. .................... 12,464 1,052,086
Quanta Services, Inc. ...................... 34,828 23,242,814
Sterling Infrastructure, Inc.
(a)
................. 7,022 4,190,519
Valmont Industries, Inc. ..................... 4,436 2,136,821
WillScot Holdings Corp. .................... 40,983 995,067
69,207,219
a
Construction Materials  — 1.7%
CRH PLC .............................. 155,985 14,820,135
Eagle Materials, Inc. ....................... 7,220 1,479,667
James Hardie Industries PLC
(a)
............... 34,645 910,817
Martin Marietta Materials, Inc. ................ 13,936 7,318,351
Vulcan Materials Co. ...................... 30,262 8,127,465
32,656,435
a
Consumer Finance  — 4.0%
American Express Co. ..................... 123,882 41,655,322
Capital One Financial Corp. .................. 145,463 30,403,222
Synchrony Financial ....................... 78,494 5,949,060
78,007,604
a
Containers & Packaging  — 1.4%
Amcor PLC ............................. 107,667 4,832,095
AptarGroup, Inc. ......................... 14,858 1,990,378
Ball Corp. .............................. 62,063 4,027,889
Crown Holdings, Inc. ...................... 26,040 3,068,814
Graphic Packaging Holding Co. ............... 67,776 727,236
Packaging Corp. of America ................. 20,218 4,970,393
Silgan Holdings, Inc. ....................... 20,531 820,829
Smurfit Westrock PLC ..................... 122,092 5,612,569
Sonoco Products Co. ...................... 22,743 1,281,796
27,331,999
a
Diversified Consumer Services  — 0.1%
ADT, Inc. .............................. 130,377 996,080
a
Electrical Equipment  — 9.4%
Acuity, Inc. ............................. 7,068 2,321,061
AMETEK, Inc. ........................... 53,366 12,899,096
Bloom Energy Corp., Class A
(a)
................ 62,624 12,888,645
Eaton Corp. PLC ......................... 90,671 37,646,599
Emerson Electric Co. ...................... 131,091 19,640,054
Forgent Power Solutions, Inc., Class A
(a)
......... 38,631 1,285,253
GE Vernova, Inc. ......................... 62,781 62,171,396
Generac Holdings, Inc.
(a)
.................... 13,506 2,662,168
Hubbell, Inc., Class B ...................... 12,339 5,830,794

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Electrical Equipment (continued)
nVent Electric PLC ........................ 37,543 $ 5,775,240
Powell Industries, Inc. ...................... 6,703 1,398,782
Regal Rexnord Corp. ...................... 15,483 3,177,576
Rockwell Automation, Inc. ................... 26,212 12,583,857
Sensata Technologies Holding PLC ............ 33,546 1,552,844
Vicor Corp.
(a)
............................ 5,718 1,185,742
183,019,107
a
Electronic Equipment, Instruments & Components  — 1.6%
Cognex Corp. ........................... 39,014 2,545,273
Keysight Technologies, Inc.
(a)
................. 39,845 12,713,743
Littelfuse, Inc. ........................... 5,806 2,567,007
Ralliant Corp. ........................... 26,265 1,716,943
Teledyne Technologies, Inc.
(a)
................. 10,753 7,049,344
Vontier Corp. ............................ 32,531 1,045,221
Zebra Technologies Corp., Class A
(a)
............ 11,208 3,293,135
30,930,666
a
Financial Services  — 15.6%
Affirm Holdings, Inc., Class A
(a)
................ 65,250 4,666,027
Block, Inc., Class A
(a)
...................... 121,524 9,872,610
Corpay, Inc.
(a)
........................... 14,905 5,695,350
Euronet Worldwide, Inc.
(a)
................... 8,182 583,622
Fidelity National Information Services, Inc. ........ 120,610 5,399,710
Fiserv, Inc.
(a)
............................ 123,895 6,682,896
Global Payments, Inc. ..................... 53,678 4,513,246
Jack Henry & Associates, Inc. ................ 16,838 2,593,725
Mastercard, Inc., Class A .................... 188,481 108,018,461
PayPal Holdings, Inc. ...................... 208,993 11,956,490
Shift4 Payments, Inc., Class A
(a)(b)
.............. 13,019 690,007
Visa, Inc., Class A ........................ 385,268 141,058,172
Western Union Co. (The) ................... 65,068 413,832
WEX, Inc.
(a)
............................. 7,935 1,483,528
303,627,676
a
Ground Transportation  — 5.7%
CSX Corp. ............................. 433,318 21,839,227
Fedex Freight Holding Co., Inc.
(a)
.............. 25,533 3,588,152
JB Hunt Transport Services, Inc. .............. 17,525 4,762,419
Knight-Swift Transportation Holdings, Inc., Class A .. 36,941 2,568,508
Landstar System, Inc. ...................... 7,832 1,368,799
Norfolk Southern Corp. ..................... 52,453 17,596,932
Old Dominion Freight Line, Inc. ............... 43,563 9,241,455
Ryder System, Inc. ........................ 8,787 2,253,163
Saia, Inc.
(a)
............................. 6,235 2,167,473
Schneider National, Inc., Class B .............. 11,942 426,807
Union Pacific Corp. ....................... 138,476 40,452,994
XPO, Inc.
(a)
............................. 26,551 5,335,954
111,601,883
a
Household Durables  — 0.1%
Mohawk Industries, Inc.
(a)
................... 11,621 1,430,545
a
Industrial Conglomerates  — 2.2%
3M Co. ................................ 121,866 21,482,539
DuPont de Nemours, Inc. ................... 31,858 4,364,546
Honeywell International, Inc. ................. 74,045 17,996,637
43,843,722
a
IT Services  — 1.2%
Accenture PLC, Class A .................... 143,233 23,765,219
a
Leisure Products  — 0.1%
Brunswick Corp. ......................... 14,996 1,184,684
a
Security Shares Value
a
Life Sciences Tools & Services  — 0.3%
Mettler-Toledo International, Inc.
(a)
............. 4,710 $ 6,670,773
a
Machinery  — 15.5%
AGCO Corp. ............................ 14,047 1,435,042
Allison Transmission Holdings, Inc. ............. 19,371 2,218,754
Caterpillar, Inc. .......................... 105,989 86,360,897
CNH Industrial N.V. ....................... 203,916 2,090,139
Crane Co. .............................. 11,572 2,470,159
Cummins, Inc. ........................... 32,224 20,436,461
Deere & Co. ............................ 57,605 34,140,755
Donaldson Co., Inc. ....................... 26,986 2,543,161
Dover Corp. ............................ 31,125 6,368,798
Esab Corp. ............................. 13,253 1,146,782
Flowserve Corp. ......................... 29,826 2,266,478
Fortive Corp. ............................ 70,949 4,200,890
Gates Industrial Corp. Ltd.
(a)
.................. 57,996 1,622,728
Graco, Inc. ............................. 38,557 3,060,655
IDEX Corp. ............................. 17,275 3,981,024
Illinois Tool Works, Inc. ..................... 67,115 19,258,649
Ingersoll Rand, Inc. ....................... 91,393 7,620,348
ITT, Inc. ............................... 20,803 4,076,972
Lincoln Electric Holdings, Inc. ................ 12,432 3,248,606
Middleby Corp. (The)
(a)
..................... 10,053 1,342,880
Midera Food Processing, Inc.
(a)
............... 10,053 482,041
Nordson Corp. ........................... 12,311 3,665,970
Oshkosh Corp. .......................... 14,597 2,078,759
Otis Worldwide Corp. ...................... 89,482 6,438,230
PACCAR, Inc. ........................... 120,534 15,992,451
Parker-Hannifin Corp. ...................... 29,453 28,761,738
Pentair PLC ............................ 37,444 2,450,335
Snap-on, Inc. ........................... 11,819 4,850,636
SPX Technologies, Inc.
(a)
.................... 11,376 2,498,397
Stanley Black & Decker, Inc. ................. 36,264 3,429,849
Toro Co. (The) ........................... 22,375 2,055,591
Watts Water Technologies, Inc., Class A .......... 6,328 2,188,159
Westinghouse Air Brake Technologies Corp. ....... 39,371 11,451,449
Xylem, Inc. ............................. 55,255 6,463,177
302,696,960
a
Marine Transportation  — 0.1%
Kirby Corp.
(a)
............................ 12,500 1,639,250
a
Professional Services  — 3.2%
Amentum Holdings, Inc.
(a)
................... 35,403 785,947
Automatic Data Processing, Inc. ............... 93,538 24,924,135
Booz Allen Hamilton Holding Corp., Class A ....... 28,079 1,957,668
Equifax, Inc. ............................ 27,631 4,769,663
ExlService Holdings, Inc.
(a)
.................. 34,350 1,165,496
FTI Consulting, Inc.
(a)
...................... 6,887 1,097,650
Genpact Ltd. ............................ 36,015 1,266,648
Jacobs Solutions, Inc. ...................... 27,286 3,681,700
Paychex, Inc. ........................... 75,144 8,779,825
Paylocity Holding Corp.
(a)
................... 10,234 1,411,217
Planet Labs PBC
(a)
........................ 64,752 1,326,121
Robert Half, Inc. ......................... 22,888 865,166
TransUnion ............................. 44,960 3,534,755
UL Solutions, Inc., Class A ................... 18,037 1,652,911
Verisk Analytics, Inc., Class A ................. 30,590 5,960,462
63,179,364
a
Semiconductors & Semiconductor Equipment  — 0.2%
MKS, Inc. .............................. 15,627 4,648,251
a

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Software  — 0.6%
Aurora Innovation, Inc., Class A
(a)(b)
............. 280,491 $ 1,809,167
BILL Holdings, Inc.
(a)
....................... 20,130 908,467
Fair Isaac Corp.
(a)
......................... 5,273 5,921,421
Trimble, Inc.
(a)
........................... 54,053 3,058,319
11,697,374
a
Trading Companies & Distributors  — 3.2%
Applied Industrial Technologies, Inc. ............ 8,588 2,964,663
Core & Main, Inc., Class A
(a)
.................. 43,885 1,929,623
Ferguson Enterprises, Inc. ................... 44,645 10,461,663
MSC Industrial Direct Co., Inc., Class A .......... 10,532 1,299,649
QXO, Inc.
(a)(b)
............................ 223,719 2,975,463
Sunbelt Rentals Holdings, Inc. ................ 95,536 6,870,949
United Rentals, Inc. ....................... 14,564 15,718,343
Watsco, Inc. ............................ 8,152 2,521,414
WESCO International, Inc. ................... 11,167 3,835,753
WW Grainger, Inc. ........................ 10,141 14,017,093
62,594,613
a
Total Long-Term Investments — 99.9%
(Cost: $1,904,008,169) ............................... 1,948,085,910
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.81%
(c)(d)(e)
...................... 4,088,315 $ 4,089,542
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.65%
(c)(d)
............................ 2,259,862 2,259,862
a
Total Short-Term Securities — 0.3%
(Cost: $6,348,235) .................................. 6,349,404
Total Investments — 100.2%
(Cost: $1,910,356,404) ............................... 1,954,435,314
Liabilities in Excess of Other Assets — (0.2)% ............... (3,416,661)
Net Assets — 100.0% ................................. $ 1,951,018,653
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 13,857,248  $ —  $ (9,766,695)
(a)
$ (748) $ (263) $ 4,089,542  4,088,315  $ 10,458
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,376,358  —  (116,496)
(a)
—  —  2,259,862  2,259,862  21,243  —
$ —  $ (748) $ (263)
$ 6,349,404
$ 31,701  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 16 09/18/26 $ 2,909 $ (28,005)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Industrials ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,948,085,910  $ —  $ —  $ 1,948,085,910
Short-Term Securities
Money Market Funds ....................................... 6,349,404  —  —  6,349,404
$ 1,954,435,314  $ —  $ —  $ 1,954,435,314
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (28,005) $ —  $ —  $ (28,005)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.